TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Provision for current expected credit losses		$ 41	$ 67
Provisions for employee benefits		272	470
Inventory		987	964
Intangible assets			42
Capital tax losses carryforward		3,500	3,500
Net operating losses carryforward		3,017	1,669
Other		224	96
Deferred tax assets, before valuation allowance		8,041	6,808
Valuation allowance		(5,484)	(3,500)	$ (3,375)	$ (3,417)
Deferred tax assets, net		2,557	3,308
Deferred tax liabilities:
Property, plant and equipment		(1,647)	(2,159)
Intangible assets		(318)
Earnings from foreign subsidiaries	[1]		(1,953)
Other temporary differences deferred tax liabilities		(26)	(68)
Deferred tax liabilities		(1,991)	(4,180)
Net		$ 566	$ (872)

[1]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.